              SUPPLEMENT DATED FEBRUARY 1, 1997 TO THE PROSPECTUS
         DATED FEBRUARY 1, 1997 FOR THE CLASS A AND B SHARES OF EACH OF
           THE AGGRESSIVE GROWTH, ARIZONA TAX-FREE, ASSET ALLOCATION,
        BALANCED, CALIFORNIA TAX-FREE BOND, CALIFORNIA TAX-FREE INCOME,
              DIVERSIFIED INCOME, EQUITY VALUE, GINNIE MAE, GROWTH
            AND INCOME, INTERMEDIATE BOND, NATIONAL TAX-FREE, OREGON
              TAX-FREE, SHORT-INTERMEDIATE U.S. GOVERNMENT INCOME,
                 SMALL CAP AND U.S. GOVERNMENT ALLOCATION FUNDS

     Each of the Prospectuses dated February 1, 1997, describing the Class A and B shares, as applicable, of each of the above funds of Stagecoach Funds, Inc. (the "Funds") is hereby supplemented and amended as follows. This supplement is effective only until March 3, 1997.

     1. The front-end sales charge schedule currently applicable to Class A shares of each of the Funds (other than the California Tax-Free Income and Short-Intermediate U.S. Government Income Funds) is as follows:

                                                    FRONT-END
                                  FRONT-END       SALES CHARGE         DEALER
                                 SALES CHARGE      AS%  OF NET       ALLOWANCE
                                   AS%  OF           AMOUNT           AS%  OF
      AMOUNT OF PURCHASE        OFFERING PRICE      INVESTED       OFFERING PRICE
      ------------------        --------------   ---------------   --------------
Less than $50,000.............       4.50%            4.71%             4.00%
$50,000 up to $99,999.........       4.00             4.17              3.55
$100,000 up to $249,999.......       3.50             3.63              3.125
$250,000 up to $499,999.......       3.00             3.09              2.65
$500,000 up to $999,999.......       2.00             2.04              1.75
$1,000,000 and over...........       1.00             1.01              0.85

     2. The front-end sales charge schedule currently applicable to Class A shares of the California Tax-Free Income and Short-Intermediate U.S. Government Income Funds is as follows:

                                 FRONT-END         FRONT-END          DEALER
                                SALES CHARGE     SALES CHARGE       ALLOWANCE
                                  AS%  OF         AS%  OF NET        AS%  OF
     AMOUNT OF PURCHASE        OFFERING PRICE   AMOUNT INVESTED   OFFERING PRICE
     ------------------        --------------   ---------------   --------------
Less than $100,000...........       3.00%            3.09%             2.65%
$100,000 up to $249,999......       2.25             2.30              2.00
$250,000 up to $599,999......       1.50             1.52              1.30
$600,000 and over............       0.60             0.60              0.50

     3. Class B shares of the Funds currently are subject to a contingent deferred sales charge ("CDSC") if redeemed within four years of purchase. The maximum CDSC on Class B shares is currently 3.00%; all references to the maximum CDSC should be read as 3.00%. The CDSC schedule currently applicable to Class B shares appears in the "Investing in the Funds" section of the Prospectus in the third paragraph under the sub-heading "Contingent Deferred Sales
        Charge -- Class B Shares." The CDSC schedule appearing in the second paragraph thereunder is not yet effective.

     4. Because many of the front-end sales loads and CDSCs described above are less than the amounts described in each Fund's Prospectus, the expenses you can expect to pay on an investment in Class A shares of each of the Aggressive Growth, Balanced, Diversified Income, Equity Value, Growth and Income and Small Cap Funds and Class B shares of each of the Funds would be less than the amounts currently shown in the "Example of Expenses" for each Fund.

     5. If you exchange Class A Shares, you will be charged any difference between the load you have already paid and the load you are subject to in the new fund.

                       SUPPLEMENT DATED FEBRUARY 1, 1997
                    TO THE PROSPECTUS DATED FEBRUARY 1, 1997
           FOR THE CLASS A SHARES OF EACH OF THE CALIFORNIA TAX-FREE
                  MONEY MARKET, GOVERNMENT MONEY MARKET, MONEY
              MARKET, NATIONAL TAX-FREE MONEY MARKET, PRIME MONEY
                 MARKET AND TREASURY MONEY MARKET MUTUAL FUNDS

     Each of the Prospectuses dated February 1, 1997, describing the Class A shares of each of the above funds (the "Funds") of Stagecoach Funds, Inc. is hereby supplemented and amended as follows. This supplement is effective only until March 3, 1997.

     1. If you exchange Class A shares, you will be charged any difference between the load you have already paid and the load you are subject to in the new fund.